CONCENTRATION OF SALES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Concentration Of Sales
CONCENTRATION OF SALES

NOTE 9 – CONCENTRATION OF SALES

The company generated approximately $6,000,000 and $5,700,000 in guard service revenue for the three-month ending March 31, 2023 and 2022 respectively. Of the total guard service revenue, approximately 87% was earned from four federal contracts operated by the company. The contracts and their respective terms are as follows:

●	Social Security Administration, NSC	-	September 2022 through September 2027 Annual Revenue of approx. $3.145M

●	Social security Administration, SSC	-	June 2022 through June 2027 Annual Revenue of approx. $4.932M

●	Social Security Administration, WBDOC	-	June 2021 through July 2026 Annual Revenue of approx. $5.838M

●	National Institute of Health- EPA	-	May 2020 through March 2025 Annual Revenue of approx. $7.514M

NOTE 9 – CONCENTRATION OF SALES

The company generated approximately $24,600,000 and $22,100.000 in guard service revenue for the years 2022 and 2021 respectively. Of the total guard service revenue, approximately 87% was earned from four federal contracts operated by the company. The contracts and their respective terms are as follows:

●	Social Security Administration, NSC	-	September 2022 through September 2027 Annual Revenue of approx. $3.145M

●	Social security Administration, SSC	-	June 2022 through June 2027 Annual Revenue of approx. $4.932M

●	Social Security Administration, WBDOC	-	June 2021 through July 2026 Annual Revenue of approx. $5.838M

●	National Institute of Health- EPA	-	May 2020 through March 2025 Annual Revenue of approx. $7.514M